Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Trade and other current receivables [abstract]
Trade and Other Receivables
Note 9 -  Trade and Other Receivables

Composition

	December 31,
	2016	2017
	NIS millions	NIS millions
Current
Trade Receivables*
Open accounts	512	475
Checks and credit cards receivables	160	173
Accrued income	87	109
Current maturity of long-term receivables	566	523
	1,325	1,280
Other Receivables
Prepaid expenses	54	76
Others	7	13
	61	89
	1,386	1,369
Non-current
Trade receivables*	461	412
Rights of use of communications lines	327	337
Deposits and other receivables	1	30
Loan to a customer	-	107
Other	7	9
	796	895
	2,182	2,264

* Net of allowance for doubtful debts.

The Group is exposed to credit risks and impairment losses related to trade and other receivables as disclosed in Note 21.

Non-current trade receivables balances are in respect of equipment sold in installments (mainly 36 monthly payments) which current amount as of December 31, 2017, is calculated at a 3.3% annual discount rate (December 31, 2016 - 3.3%).